KELMOORE STRATEGIC TRUST

                      Kelmoore Strategy(R) Fund
                   Kelmoore Strategy(R) Eagle Fund
                  Kelmoore Strategy(R) Liberty Fund

 Supplement dated October 23, 2003 to the Prospectus dated June 28, 2003


     This Supplement provides new and additional information beyond that contained in the Prospectus. It should be retained and read in conjunction with the Prospectus.

CHANGE IN WIRING INSTRUCTIONS

Effective November 10, 2003, the following section replaces the banking information necessary to effect a purchase of the Kelmoore Strategy(R) Funds by wire on page 28 of the Prospectus:

Call your bank with instructions to transmit funds to:

                                    PNC Bank
                                    Pittsburgh, PA
                                    ABA No:  031000053
                                    FFC Account Number:  86-0690-5927
                                    Attn: [Name and Class of Fund]
                                    Kelmoore Fund Account Name
                                    Kelmoore Fund Account Number








                     RETAIN THIS SUPPLEMENT WITH THE
                     PROSPECTUS FOR FUTURE REFERENCE.